Salaries and Benefits Payable (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Salaries and Benefits Payable (Textual)
Salaries and benefits payable	$ 3,075,391	$ 2,349,795